Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 USD ($) uSDPerShare	Jun. 30, 2023 USD ($) uSDPerShare	Jun. 30, 2022 USD ($) uSDPerShare	Jun. 30, 2021 USD ($) uSDPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) Konieczny ($)	Compensation Actually Paid to PEO(2) Konieczny ($)	Summary Compensation Table Total for PEO(1) Delia ($)	Compensation Actually Paid to PEO(2) Delia ($)			Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) (in millions)	Adjusted Earnings Per Share (EPS)(6) ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	7,480,919	6,959,258	8,977,329	5,073,747	5,734,419	5,253,911	112.81	169.26	740	0.702
2023	—	—	7,305,995	(1,817,920)	3,935,828	(456,566)	109.20	155.73	1,058	0.733
2022	—	—	9,872,758	18,573,062	5,003,411	8,834,900	130.29	135.28	815	0.805
2021	—	—	10,991,148	11,147,349	6,040,930	6,108,431	115.51	148.23	951	0.744

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer. For the fiscal years presented, represents amount reported for our PEO(s) and average amount reported for our non-PEO NEOs, under the “Total” column of the Summary Compensation
Table (“SCT”). Our NEOs for each of the fiscal years presented are shown below:

Year	PEO(s)	Non-PEO NEOs
2024	Peter Konieczny / Ron Delia	Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka
2023	Ron Delia	Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka
2022	Ron Delia	Michael Casamento, Eric Roegner, Fred Stephan and Michael Zacka
2021	Ron Delia	Michael Casamento, Peter Konieczny, Eric Roegner, Fred Stephan and Michael Zacka

Peer Group Issuers, Footnote	The cumulative Peer Group TSR utilizes the S&P 500 Materials Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report for the fiscal year ended June 30, 2024. We selected this index as our Peer Group because (i) the Company is a constituent and (ii) it meets all disclosure requirements. For each fiscal year, our
Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.

Adjustment To PEO Compensation, Footnote	Dollar amounts represent Compensation Actually Paid (”CAP”) for our PEO(s) and the average Compensation Actually Paid to our non-
PEO NEOs for each fiscal year. Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	2024
Adjustments to Determine Compensation “Actually Paid” (CAP)	PEOs		Non-PEO NEOs
	Konieczny ($)	Delia ($)	($)
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	7,480,919	8,977,329	5,734,419
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(4,049,852)	(4,032,292)	(3,238,877)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(660,765)	(1,052,990)	(537,370)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	3,447,610	2,810,973	2,677,619
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	227,785	(2,463,141)	195,961
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	513,561	833,868	422,158
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year	—	—	—
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation
TOTAL ADJUSTMENTS	(521,661)	(3,903,582)	(480,509)
COMPENSATION “ACTUALLY PAID” (CAP)	6,959,258	5,073,747	5,253,911
Share option fair values are calculated using a Monte-Carlo simulation model for the TSR-based portion of the award and, Adjusted EPS performance together with a Black-Scholes option pricing model for the EPS portion of the award as of the applicable grant date or measurement date. Performance shares/rights fair values are calculated using a Monte-Carlo simulation model for the TSR-based portion of the award and, Adjusted EPS performance together with the closing price of our common stock for the EPS-portion of the award as of the applicable grant date or measurement date. Restricted share unit fair values are calculated using the closing price of our common stock as of the applicable grant date or measurement date. In all cases, we used fair value methodologies and assumptions materially consistent with the methodologies used as of the grant date and to account for share-based payments in our financial statements under
GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 5,734,419	$ 3,935,828	$ 5,003,411	$ 6,040,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,253,911	(456,566)	8,834,900	6,108,431
Adjustment to Non-PEO NEO Compensation Footnote	Dollar amounts represent Compensation Actually Paid (”CAP”) for our PEO(s) and the average Compensation Actually Paid to our non-
PEO NEOs for each fiscal year. Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	2024
Adjustments to Determine Compensation “Actually Paid” (CAP)	PEOs		Non-PEO NEOs
	Konieczny ($)	Delia ($)	($)
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	7,480,919	8,977,329	5,734,419
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(4,049,852)	(4,032,292)	(3,238,877)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(660,765)	(1,052,990)	(537,370)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	3,447,610	2,810,973	2,677,619
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	227,785	(2,463,141)	195,961
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	513,561	833,868	422,158
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year	—	—	—
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation
TOTAL ADJUSTMENTS	(521,661)	(3,903,582)	(480,509)
COMPENSATION “ACTUALLY PAID” (CAP)	6,959,258	5,073,747	5,253,911
Share option fair values are calculated using a Monte-Carlo simulation model for the TSR-based portion of the award and, Adjusted EPS performance together with a Black-Scholes option pricing model for the EPS portion of the award as of the applicable grant date or measurement date. Performance shares/rights fair values are calculated using a Monte-Carlo simulation model for the TSR-based portion of the award and, Adjusted EPS performance together with the closing price of our common stock for the EPS-portion of the award as of the applicable grant date or measurement date. Restricted share unit fair values are calculated using the closing price of our common stock as of the applicable grant date or measurement date. In all cases, we used fair value methodologies and assumptions materially consistent with the methodologies used as of the grant date and to account for share-based payments in our financial statements under
GAAP.

Compensation Actually Paid vs. Total Shareholder Return	•Our cumulative TSR performance was positive in each of the fiscal years presented and increased year over year from 2020 to 2022, it decreased in 2023 and then increased in 2024 to just a few percentage points below 2021 levels. This cumulative
	TSR performance correlates with the CAP amounts reported in this table.
Compensation Actually Paid vs. Net Income	•Our Net Income performance varied in each of the fiscal years presented, it decreased from 2021 to 2022, increased from
2022 to 2023 and then decreased for 2024. This Net Income performance was not correlated with the reported CAP amounts reported in this table and the Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure	•Our Adjusted EPS increased from 2021 to 2022, decreased from 2022 to 2023 and from 2023 to 2024. This correlates with the CAP amounts reported in this table but is not the primary driver of the year to year changes.

Total Shareholder Return Vs Peer Group	While our TSR performance over the years
presented is positive, it’s been outperformed by the Peer Group in each of the fiscal years presented. Amcor is a constituent of this Peer Group but performance of this group is largely influenced by companies in the chemical and mining industries and as such not directly comparable to the Company’s performance.

Tabular List, Table

Adjusted Earnings Per Share (EPS)
Adjusted Earnings Before Interest and Taxes (EBIT)
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 112.81	109.20	130.29	115.51
Peer Group Total Shareholder Return Amount	169.26	155.73	135.28	148.23
Net Income (Loss)	$ 740,000,000	$ 1,058,000,000	$ 815,000,000	$ 951,000,000
Company Selected Measure Amount | uSDPerShare	0.702	0.733	0.805	0.744
Additional 402(v) Disclosure	The cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each of these yearly percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the value of such investment as of each fiscal year end.
Dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.Most Important Financial Performance Measures
As described in detail in the “Executive Compensation Discussion and Analysis” section, our executive compensation programs are designed to ensure alignment between executive pay, business performance and shareholders. For the last fiscal year, the most important financial performance measures used to link Compensation Actually Paid to our PEO and Non-
PEO NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) to Company performance are listed below in no specific ranked order:

Adjusted Earnings Per Share (EPS)
Adjusted Earnings Before Interest and Taxes (EBIT)
Adjusted Free Cash Flow

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description	Adjusted EPS is a non-GAAP financial measure defined by the Company as set forth in the “Definitions of Non-GAAP Financial Measures” section of this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Peter Konieczny [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,480,919
PEO Actually Paid Compensation Amount	6,959,258
Ron Delia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,977,329	$ 7,305,995	$ 9,872,758	$ 10,991,148
PEO Actually Paid Compensation Amount	5,073,747	$ (1,817,920)	$ 18,573,062	$ 11,147,349
PEO | Peter Konieczny [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (521,661)
PEO Name	Peter Konieczny
PEO | Peter Konieczny [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,049,852)
PEO | Peter Konieczny [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,447,610
PEO | Peter Konieczny [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,785
PEO | Peter Konieczny [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Peter Konieczny [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,561
PEO | Peter Konieczny [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter Konieczny [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Peter Konieczny [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(660,765)
PEO | Ron Delia [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,903,582)
PEO Name	Ron Delia	Ron Delia	Ron Delia	Ron Delia
PEO | Ron Delia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,032,292)
PEO | Ron Delia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,810,973
PEO | Ron Delia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,463,141)
PEO | Ron Delia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ron Delia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	833,868
PEO | Ron Delia [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ron Delia [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ron Delia [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,052,990)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(480,509)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,238,877)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,677,619
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,961
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	422,158
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (537,370)